MINERAL PROPERTIES AND RELATED CONSTRUCTION (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Opening net book value		$ 213,749
Borrowing costs capitaliised	$ 0
Closing net book value			$ 213,749
Mineral properties under development and construction
PROPERTY, PLANT AND EQUIPMENT
Opening net book value		213,749	71,272
Additions		5,636	130,739
Borrowing costs capitaliised		4,085	13,967
Change in site closure provision		(238)	4,653
Transfers to equipment		(223,163)	(2,484)
Due to changes in exchange rates			(4,398)
Transfer to other non-current assets		(69)
Closing net book value			213,749
Cost
PROPERTY, PLANT AND EQUIPMENT
Due to changes in exchange rates		53	83
Cost | Mineral Properties | Mineral properties under development and construction
PROPERTY, PLANT AND EQUIPMENT
Opening net book value		102,072	39,272
Additions			62,800
Transfer within categories		(4,060)
Transfers to equipment		(98,012)
Closing net book value			102,072
Cost | Deposits to vendors on construction assets [Member] | Mineral properties under development and construction
PROPERTY, PLANT AND EQUIPMENT
Opening net book value		1,658	28,079
Additions			11,411
Transfer within categories		(1,589)	(37,832)
Transfer to other non-current assets		(69)
Closing net book value			1,658
Cost | Construction in progress | Mineral properties under development and construction
PROPERTY, PLANT AND EQUIPMENT
Opening net book value		96,721	4,845
Additions		5,636	56,528
Transfer within categories		(509)	37,832
Transfers to equipment		(101,848)	(2,484)
Closing net book value			96,721
Cost | Other assets
PROPERTY, PLANT AND EQUIPMENT
Due to changes in exchange rates		9	19
Cost | Other assets | Mineral properties under development and construction
PROPERTY, PLANT AND EQUIPMENT
Opening net book value		19,456	836
Borrowing costs capitaliised		4,085	13,967
Change in site closure provision		(238)	4,653
Transfers to equipment		(23,303)
Closing net book value			19,456
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Due to changes in exchange rates		11	(6)
Accumulated depreciation | Mineral properties under development and construction
PROPERTY, PLANT AND EQUIPMENT
Opening net book value		(6,158)	(1,760)
Transfer within categories		6,158
Due to changes in exchange rates			(4,398)
Closing net book value			(6,158)
Accumulated depreciation | Other assets
PROPERTY, PLANT AND EQUIPMENT
Due to changes in exchange rates		$ 4	$ (1)